RELATED PARTIES BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS

NOTE 18:  RELATED PARTIES BALANCES AND TRANSACTIONS

A.Balance

The nature of the relationship involved as of December 31, 2021 and 2020:

Details		2021	2020
Long-term investment	Equity investment in a limited partnership	$57	$57

B.Transactions

Description of the transactions for the years ended December 31, 2021, 2020 and 2019:

Details	Description of the transactions	2021	2020	2019
General and administrative expense	Directors’ fees and reimbursement to directors	$771	$787	$783
Other income (expense), net	Non-controlling interest income (loss) from a limited partnership	$--	$2	$(55)